Share-Based Compensation - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) tranche shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized, amount | $	$ 13.3
Nonvested award, cost not yet recognized, period for recognition	1 year 1 month 6 days
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards, expiration period	5 years
Aggregate number of share options authorized (in shares)	15,987,000
Expected dividend rate	0.00%	0.00%	0.00%
Intrinsic value, options exercised | $	$ 0.4	$ 3.2	$ 2.2
Share options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Share options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares)	1,719,019		0
Fair value of awards granted | $	$ 3.7	$ 0.7	$ 0.5
RSUs | Share-Based Payment Arrangement, Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares)	1,391,749
Number of vesting tranches | tranche	3
RSUs | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares)	327,270	136,610	112,780
RSUs | CEO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares)		750,000
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend rate	0.00%	6.20%
Share-based compensation (in shares)	0	0	0
Granted during the year (in shares)	1,343,639		0
PSUs | Share-Based Payment Arrangement, Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares)	1,343,639
PSUs | CEO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares)		250,000
PSUs | Minimum | Share-Based Payment Arrangement, Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target shares, percentage	0
PSUs | Minimum | CEO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target shares, percentage	0
PSUs | Maximum | Share-Based Payment Arrangement, Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target shares, percentage	2
PSUs | Maximum | CEO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target shares, percentage	1